Litigation	12 Months Ended
Dec. 31, 2011
Litigation [Abstract]
Litigation

Note 9. Litigation:

The Partnership is a beneficiary of a Litigation Trust which is seeking recoveries from third parties, related to the 2005 bankruptcy of Refco, Inc. and numerous affiliates (the "Refco Bankruptcy"). As of December 31, 2011, the Partnership has received the full value of its allowed claims in the Refco Bankruptcy and has recovered approximately $4.8 million in excess of its allowed securities claim in the Refco Bankruptcy and may receive additional Refco Bankruptcy related recoveries, although there can be no assurance that it will or that any additional recoveries will be material. Management is unable to estimate the amounts of any such additional recoveries.

All Refco Bankruptcy related recoveries received by the Partnership, including excess recoveries except as described below, have been allocated among all partners in the Partnership who were partners as of October 31, 2005, on a pro-rata basis as October 31, 2005, with redeemed partners receiving cash distributions. Cash distributions to redeemed partners from excess recoveries totaled approximately $1,065,000 and $494,000 for the years ended December 31, 2011 and 2010, respectively. Pursuant to Section 12.2 of the Partnership's Agreement of Limited Partnership, the Partnership reimbursed the General Partner and Beeland Interests approximately $400,000 and $428,000, respectively, from excess recoveries for legal costs incurred by the General Partner and Beeland Interests defending against suits related to the Refco Bankruptcy in 2011 and 2010. Beeland Interests, Inc. is the owner and sponsor of the Index. Included in administrative fees and other fees payable are amounts due under these arrangements of $0 and $249,542 at December 31, 2011 and 2010, respectively.

The Partnership has reserved $30,000 of the excess Refco related recoveries to apply to expenses incurred to administer ongoing communication with, and distributions and reporting to, redeemed limited partners with respect to Refco related recoveries received by the Partnership. These expenses include but are not limited to professional fees, printing, postage, and administration fees. At December 31, 2011, $26,557 of these expenses is included in administrative and other fees payable on the statement of financial condition.

At December 31, 2011 and 2010, approximately $0 and $208,000 of excess Refco related recoveries was payable to redeemed limited partners. These amounts are appropriately included in withdrawals payable for those years ended.